CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 73,431	$ 103,072
Restricted cash	375,865	379,293
Inventories	121,361	188,582
Total current assets	911,089	1,042,938
Non-current assets
Restricted cash	100,981	2,572
Securities pledged to an investor	0	315,796
Loan receivable from a related party	$ 351,486	$ 269,539
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related party	Related party
Property, equipment and software, net	$ 226,891	$ 316,447
Intangible assets	116,475	116,500
Long-term investments	48,004	9,720
Operating lease right-of-use assets	118,845	144,029
Total non-current assets	1,041,659	1,242,725
Total assets	1,952,748	2,285,663
Current liabilities
Shortterm borrowings	1,263,707	802,519
Share buyback forward liabilities	0	117,059
Put option liabilities - third parties	0	309,115
Total current liabilities	2,398,078	2,467,397
Noncurrent liabilities
Contract liabilities - third parties	7,458	8,683
Warrant liabilities	800	3,340
Exchangeable notes	128,852	102,999
Long-term borrowings	98,254	0
Deferred income	311,912	293,923
Deferred tax liabilities	698	0
Total noncurrent liabilities	884,916	678,492
Total liabilities	3,282,994	3,145,889
Commitments and contingencies (Note 25)
SHAREHOLDERS' DEFICIT
Ordinary shares (US$0.00001 par value per share, 5,000,000,000 shares authorized as of December 31, 2025 and 2024; 707,196,733 and 694,134,038 shares issued as of December 31, 2025 and 2024, respectively; 640,672,331 and 676,826,794 shares outstanding as of December 31, 2025 and 2024, respectively)	7	7
Treasury stock	(138,397)	0
Additional paid-in capital	1,933,992	1,785,664
Accumulated other comprehensive income	39,818	55,165
Accumulated deficit	(3,157,918)	(2,693,698)
Total shareholders' deficit attributable to ordinary shareholders	(1,322,498)	(852,862)
Noncontrolling interests	(7,748)	(7,364)
Total shareholders' deficit	(1,330,246)	(860,226)
Total liabilities and shareholders' deficit	1,952,748	2,285,663
Nonrelated Party
Current assets
Accounts receivable, net	36,850	117,076
Prepayments and other current assets, net	77,570	72,541
Non-current assets
Other non-current assets	78,408	67,009
Current liabilities
Shortterm borrowings	479,419	602,949
Accounts payable	55,032	61,752
Contract liabilities - third parties	18,459	33,964
Operating lease liabilities - third parties	11,598	14,094
Accrued expenses and other current liabilities	251,361	389,791
Noncurrent liabilities
Contract liabilities - third parties	7,458	8,683
Operating lease liabilities	57,576	68,331
Convertible notes	73,226	74,246
Other non-current liabilities	125,004	114,770
Related party
Current assets
Accounts receivable, net	114,126	107,816
Prepayments and other current assets, net	111,886	74,558
Non-current assets
Loan receivable from a related party	351,486	269,539
Other non-current assets	569	1,113
Current liabilities
Shortterm borrowings	784,288	199,570
Accounts payable	458,189	410,433
Accrued expenses and other current liabilities	213,529	214,760
Convertible notes	126,203	113,910
Noncurrent liabilities
Operating lease liabilities	3,105	10,729
Convertible notes	77,175	0
Other non-current liabilities	$ 856	$ 1,471